Northern Lights Fund Trust

Princeton Premium Fund

Incorporated herein by reference is the definitive version of the supplement for Princeton Premium Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 21, 2016 (SEC Accession No. 0001580642-16-011585).